Long-Term Debt - Euro-denominated term loans- Additional Information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) vessel subsidiary credit_facility term_loan	Dec. 31, 2018 EUR (€) credit_facility term_loan	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Number of term loans | term_loan	7	7
Aggregate principal amount | $	$ 1,987,558		$ 1,810,374
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of term loans | credit_facility	2	2
Aggregate principal amount	$ 193,781	€ 169.0	$ 232,957	€ 194.1
Number of vessels | vessel	2
Number of subsidiaries | subsidiary	1
Euro-denominated Term Loans | EURIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Euro-denominated Term Loans | EURIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.95%